Income Taxes	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 12. Income Taxes

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000 (US$256,974), and 16.5% on any part of assessable profits exceeding that threshold.

For the year ended September 30, 2025, the Group incurred a tax loss and, as such, no current income tax expense is recognized. Instead, deferred tax assets are recognised, arising from temporary differences and unused tax losses. For the year ended September 30, 2024, the Group generated taxable profits and was subject to income tax in Hong Kong.

The components of the income tax expense (credit) are as follows as of September 30:

	2024	2025	2025
	HK$	HK$	US$
Current
Hong Kong	1,808,658	-	-

Deferred
Hong Kong	(286,226)	(3,266,625)	(419,029)
Provision for income taxes	1,522,432	(3,266,625)	(419,029)

The Company measures deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the corresponding tax bases of assets and liabilities, using the applicable tax rates.

Components of the Group’s deferred tax asset and liability are as follows as of September 30:

	2024	2025	2025
Deferred tax assets:	HK$	HK$	US$
Depreciation and amortization	450,409	398,147	51,157
Tax losses	-	3,318,887	426,434
Total deferred tax assets	450,409	3,717,034	477,591
Less: valuation allowance	-	-	-
Deferred tax assets, net of valuation allowance	450,409	3,717,034	477,591
Deferred tax assets, net	450,409	3,717,034	477,591

As of September 30, 2024, the Group have income taxes payable for HK$2,296,963 (approximately US$295,627). As of September 30, 2025, the Group have income taxes recoverable for HK$1,892,807 (approximately US$243,201).

The following table reconciles Hong Kong statutory rates to the Group’s effective tax:

	For the years ended September 30,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Profit (loss) before income taxes	12,059,746	10,418,727	(24,375,553)	(3,126,795)
Tax at the statutory rate at 16.5%	16.50%	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	1,989,858	1,719,090	(4,021,966)	(515,921)
Reconciling items:
Tax effect of profit (loss) from entity not subject to income tax	-	-	728,548	93,455
Tax effect of income that is not taxable*	(20,532)	(31,658)	(7,423)	(952)
Effect of two-tier tax rate	(165,000)	(165,000)	-
Others	-	-	34,216	4,389
Income tax expense (benefit)	1,804,326	1,522,432	(3,266,625)	(419,029)

*	Income that is not taxable mainly consisted of the interest income and the government subsidies which are non-taxable under Hong Kong income tax law.

Uncertain tax positions

The Group evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2024, and September 30, 2025, the Group did not have any significant unrecognized uncertain tax positions. The Group did not incur any interest and penalties related to potential underpaid income taxes for the years ended September 30, 2024 and September 30, 2025. The Group also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2025.